Condensed Statement of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noninterest expense	$ 3,489	$ 3,716	$ 3,600	$ 3,552	$ 3,829	$ 3,297	$ 3,362	$ 3,597	$ 14,357	$ 14,085	$ 12,847
Income before undistributed earnings of bank subsidiary and income taxes	2,037	2,340	2,200	2,015	1,522	1,438	2,175	1,580	8,592	6,715	6,817
Income tax benefit									1,978	1,379	1,658
NET INCOME	1,617	1,747	1,681	1,569	1,218	1,182	1,666	1,270	6,614	5,336	5,159
Comprehensive income								130	6,806	6,562	5,122
Parent Company
Dividends from bank subsidiary									2,340	2,300	1,500
Dividends on investment securities									15	12	8
Investment securities losses, net									(5)	(62)	(37)
Total income									2,350	2,250	1,471
Noninterest expense									109	114	124
Income before undistributed earnings of bank subsidiary and income taxes									2,241	2,136	1,347
Undistributed earnings of bank subsidiary									4,336	3,142	3,758
Income tax benefit									(37)	(58)	(54)
NET INCOME									6,614	5,336	5,159
Comprehensive income									$ 6,806	$ 6,562	$ 5,122